Accumulated Other Comprehensive Income (loss) (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2017	May 31, 2016	May 31, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	$ 1,374,748	$ 1,293,465	$ 1,578,594
Increase in equity ownership - SPHC			(145,143)
Deferred taxes	23,863	(32,030)	(8,927)
Ending Balance	1,438,700	1,374,748	1,293,465
Foreign Currency Translation Adjustments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(291,233)	(231,650)	(14,895)
Other comprehensive income (loss)	(20,358)	(65,580)	(216,755)
Deferred taxes	3,176	5,997
Ending Balance	(308,415)	(291,233)	(231,650)
Pension And Other Postretirement Benefit Liability Adjustments, Net of Tax
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(208,206)	(168,332)	(153,648)
Increase in equity ownership - SPHC			(9,600)
Other comprehensive income (loss)	66,264	(62,520)	(10,817)
Deferred taxes	(24,782)	22,646	5,733
Ending Balance	(166,724)	(208,206)	(168,332)
Unrealized Gain (Loss) On Derivatives, Net of Tax
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance			285
Reclassification adjustments for gains included in net income, net of tax benefit of $401, $946, $2,307 in 2017, 2016 and 2015			(125)
Other comprehensive income (loss)	16		(341)
Deferred taxes			181
Ending Balance	16
Unrealized Gain (Loss) On Securities, Net of Tax
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(2,608)	5,847	11,376
Reclassification adjustments for gains included in net income, net of tax benefit of $401, $946, $2,307 in 2017, 2016 and 2015	(1,847)	(1,847)	(4,209)
Other comprehensive income (loss)	7,849	(9,995)	(3,884)
Deferred taxes	(2,257)	3,387	2,564
Ending Balance	1,137	(2,608)	5,847
Accumulated Other Comprehensive Income/(Loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(502,047)	(394,135)	(156,882)
Reclassification adjustments for gains included in net income, net of tax benefit of $401, $946, $2,307 in 2017, 2016 and 2015	(1,847)	(1,847)	(4,334)
Increase in equity ownership - SPHC			(9,600)
Other comprehensive income (loss)	53,771	(138,095)	(231,797)
Deferred taxes	(23,863)	32,030	8,478
Ending Balance	$ (473,986)	$ (502,047)	$ (394,135)